Note 9 - Stock-based Compensation (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
General and Administrative Expense	$ 1,232,368	$ 2,131,426	$ 1,429,731
Expense Associated with Warrant Modifications [Member]
General and Administrative Expense	0	912,862	0
2006 Equity Incentive Plan [Member]
Allocated Share-based Compensation Expense	57,224	$ 54,805	$ 67,905
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized	$ 218,280
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition	2 years 219 days